Boston Common ESG Impact International Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Communication Services - 4.0%
928,999	Deutsche Telekom AG	$18,483,841

Consumer Discretionary - 9.0%
50,910	Alibaba Group Holding Ltd. - ADR [1]	4,484,662
1,279,096	Barratt Developments PLC	6,109,372
189,518	Burberry Group PLC	4,607,616
171,000	BYD Company Ltd. - Class H	4,195,314
36,133	Shimano, Inc.	5,709,697
77,661	Sony Group Corp.	5,919,447
243,218	Valeo SA	4,345,765
174,730	Yamaha Corp.	6,483,849
		41,855,722
Consumer Staples - 13.2%
361,268	Essity AB - Class B	9,460,594
87,447	Kerry Group PLC - Class A	7,899,088
486,791	Koninklijke Ahold Delhaize NV	13,995,815
26,910	L'Oreal SA	9,636,375
123,557	Shiseido Company Ltd.	6,055,989
283,829	Unilever NV - ADR	14,290,790
		61,338,651
Financials - 22.2%
891,350	AIA Group Ltd.	9,843,527
526,016	AXA SA	14,652,405
1,118,001	ING Groep NV	13,618,505
19,090,311	Lloyds Banking Group PLC	10,417,901
96,307	Macquarie Group Ltd.	10,871,964
717,247	ORIX Corp.	11,480,725
1,437,365	Oversea-Chinese Banking Corp. Ltd.	13,074,327
16,960,846	PT Bank Rakyat Indonesia (Persero) Tbk.	5,377,441
268,835	Sampo Oyj - Class A	14,041,068
		103,377,863
Health Care - 17.0%
97,989	AstraZeneca PLC	13,259,876
37,808	BioNTech SE - ADR [1]	5,679,518
174,883	Dechra Pharmaceuticals PLC	5,512,307
86,117	Eisai Company Ltd.	5,679,596
81,524	Hoya Corp.	7,808,253
146,834	Novartis AG - ADR	13,320,781
57,820	Novo Nordisk A/S - Class B	7,852,856
395,841	Roche Holding Ltd. - ADR	15,497,175
13,826	Sartorius Stedim Biotech	4,492,992
		79,103,354
Industrials - 16.7%
355,176	Assa Abloy AB - Class B	7,639,575
561,222	Atlas Copco AB - Class B	5,988,042
64,971	Daikin Industries	9,856,985
1	Ferguson PLC	126
165,137	Kurita Water Industries Ltd.	6,820,942
235,716	Prysmian SpA	8,758,121
185,047	Recruit Holdings Company Ltd.	5,792,337
90,495	Schneider Electric SE	12,708,587
50,671	Spirax-Sarco Engineering PLC	6,472,268
227,381	Vestas Wind Systems A/S	6,632,854
404,568	Volvo AB - Class B	7,307,954
		77,977,791
Information Technology - 7.6%
329,842	Infineon Technologies AG	10,024,497
17,700	Keyence Corp.	6,871,933
67,856	SAP SE - ADR	7,002,061
163,989	TDK Corp.	5,335,152
157,588	Worldline SA [1]	6,171,512
		35,405,155
Materials - 3.1%
100,878	Croda International PLC	8,027,768
13,250	LG Chem Ltd.	6,327,263
		14,355,031
Real Estate - 3.3%
2,480,416	Hang Lung Properties Ltd.	4,831,877
5,368,699	Mirvac Group - REIT	7,767,026
115,164	Vonovia SE	2,712,843
		15,311,746
Utilities - 3.6%
85,849	Orsted A/S	7,761,234
440,055	SSE PLC	9,050,630
		16,811,864

TOTAL COMMON STOCKS (Cost $463,171,726)		464,021,018

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
3,197,444	First American Treasury Obligations Fund - Class X, 4.190% [2]	3,197,444

TOTAL SHORT-TERM INVESTMENTS (Cost $3,197,444)		3,197,444

TOTAL INVESTMENTS - 100.4% (Cost $466,369,170)		467,218,462
Liabilities in Excess of Other Assets - (0.4)%		(2,019,688)
NET ASSETS - 100.0%		$465,198,774

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of December 31, 2022.

The Global Industry Classification Standard (GICS®) sector and industry classifications were developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has  been licensed for use by U.S. Bancorp Fund Service, LLC.

Country Allocation at December 31, 2022 (Unaudited)

Country	% of Net Assets [1]
Japan	18.0%
United Kingdom	16.7%
France	11.2%
Germany	9.4%
Sweden	6.5%
Switzerland	6.2%
Netherlands	5.9%
Denmark	4.8%
Australia	4.0%
Hong Kong	3.1%
Finland	3.0%
Singapore	2.8%
Italy	1.9%
China	1.9%
Ireland	1.7%
Republic of Korea	1.4%
Indonesia	1.2%

[1] Excludes short-term investments and liabilities in excess of other assets.

Boston Common ESG Impact International Fund
Summary of Fair Value Exposure at December 31, 2022 (Unaudited)

The Boston Common ESG Impact International Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$-	$18,483,841	$-	$18,483,841
Consumer Discretionary	4,484,662	37,371,060	-	41,855,722
Consumer Staples	14,290,790	47,047,861	-	61,338,651
Financials		103,377,863		103,377,863
Health Care	34,497,473	44,605,881	-	79,103,354
Industrials		77,977,791	-	77,977,791
Information Technology	7,002,061	28,403,094	-	35,405,155
Materials		14,355,031	-	14,355,031
Real Estate		15,311,746	-	15,311,746
Utilities		16,811,864	-	16,811,864
Total Common Stocks	60,274,986	403,746,032	-	464,021,018
Short-Term Investments	3,197,444	-	-	3,197,444
Total Investments in Securities	$63,472,430	$403,746,032	$-	$467,218,462